Significant Accounting Policies - Additional Information (Detail) £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) Segment	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	£ 60,264	£ 87,356	£ 51,962	£ 76,972
Accrued clinical trial expenses	7,200	3,500
Prepayments for clinical trial expenses	1,500	2,200
Accrued contracted manufacturing expense	100	£ 100
Prepayments for contracted manufacturing expenses	£ 100
Number of operating segment | Segment	1
Cash at banks maturity period	less than three months
Right of Use Assets [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation method	Straight-line
Maximum [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Income tax credit, cash rebate percentage	33.35%
Maximum [member] | Right of Use Assets [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation rate	5 years
Bottom Of Range [Member] | Right of Use Assets [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation rate	2 years
Patents [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Amortization rate	20 years